Condensed Quarterly Consolidated Statement of Income - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Sales revenues
Total sales revenues	¥ 8,150,032	¥ 7,608,931	¥ 19,525,255	¥ 22,967,208
Costs and expenses
Selling, general and administrative	668,762	742,078	1,846,356	2,146,579
Total costs and expenses	7,162,092	6,968,834	18,017,334	20,927,893
Operating income	987,941	640,097	1,507,922	2,039,315
Share of profit (loss) of investments accounted for using the equity method	125,084	75,836	201,474	275,702
Other finance income	52,879	61,093	220,854	202,796
Other finance costs	(9,859)	(11,851)	(33,096)	(34,400)
Foreign exchange gain (loss), net	(622)	26,326	(12,808)	(56,986)
Other income (loss), net	(14,249)	(19,559)	(14,356)	(32,667)
Income before income taxes	1,141,174	771,941	1,869,989	2,393,760
Income tax expense	273,666	185,748	371,292	623,575
Net income	867,508	586,193	1,498,697	1,770,185
Net income attributable to
Toyota Motor Corporation	838,696	559,298	1,468,064	1,708,838
Non-controlling interests	28,812	26,894	30,633	61,347
Net income	¥ 867,508	¥ 586,193	¥ 1,498,697	¥ 1,770,185
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 299.97	¥ 200.79	¥ 525.23	¥ 608.73
Diluted	¥ 296.25	¥ 198.63	¥ 520.04	¥ 602.17
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 7,605,418	¥ 7,061,014	¥ 17,922,573	¥ 21,338,170
Costs and expenses
Cost of goods and services sold	6,211,206	5,866,014	15,289,445	17,767,373
Financial services [Member]
Sales revenues
Total sales revenues	544,615	547,917	1,602,683	1,629,038
Costs and expenses
Cost of goods and services sold	¥ 282,124	¥ 360,742	¥ 881,533	¥ 1,013,940